EQUITY - Movement in issued and outstanding share capital (Details)	12 Months Ended
	Dec. 31, 2022 Options shares	Dec. 31, 2021 Options shares	Dec. 31, 2020 Options shares
EQUITY
Number of shares, beginning balance	34,606,789	29,514,698
Issuance of Preferred shares		4,336,421
Issuance of Ordinary shares	1,256,744	644,932
Exercise of employees' options into Ordinary shares | Options	275,055	110,738	426,575
Number of shares, ending balance	36,138,588	34,606,789	29,514,698